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WASHINGTON NATIONAL INSURANCE COMPANY

Annual Report
to Contract Owners
December 31, 2002

                     Separate Account 1 of Washington National Insurance Company

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

DECEMBER 31, 2002
====================================================================================================================================
SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY                                                                   PAGE
Statement of Assets and Liabilities as of December 31, 2002...................................................................   1
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2002.........................   2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2001.........................   3
Notes to Financial Statements.................................................................................................   4
Report of Independent Accountants.............................................................................................   6

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2002

====================================================================================================================================
                                                                                              SHARES         COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2)
     Scudder Variable Series I:
       Bond Portfolio..................................................................       474,914.5  $ 3,171,435   $ 3,314,903
       Capital Growth Portfolio........................................................     1,153,353.3   24,447,619    13,321,231
       Growth and Income Portfolio.....................................................       127,932.6    1,378,602       867,383
       Money Market Portfolio..........................................................       380,282.0      380,282       380,282
------------------------------------------------------------------------------------------------------------------------------------
         Total assets..................................................................                                $17,883,799
====================================================================================================================================

                                                                                                                        TOTAL VALUE
                                                                                               UNITS      UNIT VALUE      OF UNITS
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     Scudder Variable Series I:
       Bond Portfolio..................................................................       958,877.6    $3.457066    $ 3,314,903
       Capital Growth Portfolio........................................................     3,035,099.6     4.389059     13,321,231
       Growth and Income Portfolio.....................................................       822,188.9     1.054968        867,383
       Money Market Portfolio..........................................................       170,206.3     2.234240        380,282
------------------------------------------------------------------------------------------------------------------------------------
         Net assets.................................................................................................    $17,883,799
====================================================================================================================================

UNIT PROGRESSION

FOR THE YEAR ENDED DECEMBER 31, 2002
====================================================================================================================================
                                                                                              CAPITAL     GROWTH AND       MONEY
                                                                                   BOND       GROWTH        INCOME        MARKET
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year........................................     1,234,012.8   3,837,965.9   1,066,146.7    122,892.0
Units purchased...........................................................        61,859.9      34,974.0      29,423.9     80,983.5
Units redeemed............................................................      (336,995.1)   (837,840.3)   (273,381.7)   (33,669.2)
------------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year..............................................       958,877.6   3,035,099.6     822,188.9    170,206.3
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                                               SCUDDER VARIABLE SERIES I
                                                                           ---------------------------------------------------------
                                                                                 CAPITAL   GROWTH AND        MONEY
                                                                      BOND       GROWTH      INCOME          MARKET         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains
       from investments in portfolio shares.................      $234,247   $    64,397    $   12,197       $ 5,508   $   316,349
Expenses:
   Mortality and expense risk fees..........................        44,102       213,181        13,923         4,354       275,560
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense)........................       190,145      (148,784)       (1,726)        1,154        40,789
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
     Net realized gains (losses) on sales of investments
   in portfolio shares......................................        34,730      (846,145)     (200,535)           --    (1,011,950)
     Net realized long-term capital gain distributions
       from investments in portfolio shares.................            --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares    34,730      (846,145)     (200,535)           --    (1,011,950)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares...................         3,521    (5,898,513)     (138,523)           --    (6,033,515)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations.................................      $228,396   $(6,893,442)   $ (340,784)      $ 1,154   $(7,004,676)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002
====================================================================================================================================
                                                                                     SCUDDER VARIABLE SERIES I
                                                                   -----------------------------------------------------------------
                                                                                 CAPITAL    GROWTH AND       MONEY
                                                                   BOND          GROWTH       INCOME         MARKET         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)..........................   $   190,145  $   (148,784)   $   (1,726)      $ 1,154   $    40,789
   Net realized gains (losses) on investments
      in portfolio shares...................................        34,730      (846,145)     (200,535)           --    (1,011,950)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares.....................         3,521    (5,898,513)     (138,523)           --    (6,033,515)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations       228,396    (6,893,442)     (340,784)        1,154    (7,004,676)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments...........................        68,849       233,121        41,179       (51,503)      291,646
   Contract redemptions.....................................    (1,042,031)   (3,671,550)     (273,978)      109,848    (4,877,711)
   Net transfers............................................        50,467      (414,168)      (39,341)       47,073      (355,969)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions                                       (922,715)   (3,852,597)     (272,140)      105,418    (4,942,034)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets................      (694,319)  (10,746,039)     (612,924)      106,572   (11,946,710)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year...............................     4,009,222    24,067,270     1,480,307       273,710    29,830,509
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year............................   $ 3,314,903  $ 13,321,231    $  867,383      $380,282  $ 17,883,799
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================
                                                                                            SCUDDER VARIABLE SERIES I
                                                                          ----------------------------------------------------------
                                                                                 CAPITAL     GROWTH AND   MONEY
                                                                     BOND        GROWTH        INCOME     MARKET       TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from
       investments in portfolio shares......................    $  161,096  $    350,038     $  20,384      $ 11,256   $    542,774
Expenses:
   Mortality and expense risk fees..........................        48,613        317,872       18,968         3,108        388,561
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income..................................       112,483         32,166        1,416         8,148        154,213
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of investments in
       portfolio shares.....................................        21,745        719,036      (67,903)           --        672,878
   Net realized long-term capital gain distributions
       from investments in portfolio shares.................            --      3,320,321       38,464            --      3,358,785
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments
        in portfolio shares.................................        21,745      4,039,357      (29,439)           --      4,031,663
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares.......................        49,850    (10,926,418)    (195,918)           --    (11,072,486)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations.................................    $  184,078  $  (6,854,895)   $(223,941)     $  8,148   $ (6,886,610)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================
                                                                                     SCUDDER VARIABLE SERIES I
                                                                  ------------------------------------------------------------------
                                                                                 CAPITAL     GROWTH AND      MONEY
                                                                   BOND          GROWTH        INCOME        MARKET         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income...................................     $  112,483   $     32,166    $    1,416     $  8,148   $    154,213
   Net realized gain (loss) on investments
     in portfolio shares...................................         21,745      4,039,357       (29,439)         --       4,031,663
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares.....................        49,850    (10,926,418)     (195,918)         --     (11,072,486)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations....................................       184,078     (6,854,895)     (223,941)       8,148     (6,886,610)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments...........................        78,008        327,110        48,110       26,394        479,622
   Contract redemptions.....................................      (459,609)    (3,579,700)     (205,573)    (310,483)    (4,555,365)
   Net transfers............................................       (11,066)      (588,436)      (77,227)     246,810       (429,919)
------------------------------------------------------------------------------------------------------------------------------------
     Net decrease in net assets from contract owners'
       transactions.........................................      (392,667)    (3,841,026)     (234,690)     (37,279)    (4,505,662)
------------------------------------------------------------------------------------------------------------------------------------
       Net decrease in net assets...........................      (208,589)   (10,695,921)     (458,631)     (29,131)   (11,392,272)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year...............................     4,217,811     34,763,191     1,938,938      302,841     41,222,781
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year............................    $4,009,222   $ 24,067,270    $1,480,307     $273,710   $ 29,830,509
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002 AND 2001

(1) GENERAL

   The  Separate  Account  I  of  Washington  National  Insurance  Company  (the
"Account") was established in 1982 as a segregated investment account for individual annuity contracts which are registered under the Securities Act of 1933. The Account is registered under the Investment Company Act of 1940, as amended, (the "Act") as a unit investment trust. The Account was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective July 1, 1996, the Account was restructured into a single unit investment trust which invests solely in shares of the portfolios of Scudder Variable Series I (the "Fund"), formerly Scudder Variable Life Investments Fund prior to 2001, a diversified open-end management investment company. The investment options available are the Bond, Capital Growth, Growth and Income and Money Market portfolios.

   The operations of the Account are included in the operations of Washington National Insurance Company (the "Company") pursuant to the provisions of the Illinois Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company. On December 17, 2002, Conseco (the Company's ultimate parent) and CIHC, Inc. ("CIHC", a wholly owned subsidiary of Conseco and an indirect parent of the Company) filed petitions for reorganization under Chapter 11 of Title 11 of the United States Bankruptcy Code. The Company is a separate legal entity and is not included in the petitions filed by Conseco or CIHC. Therefore, the assets of the Fund are not subject to the claims of the creditors of Conseco or CIHC.

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Fund at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 2002 and 2001, was $915,199 and $4,712,797,
respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 2002 and 2001, were $5,816,443 and $5,746,780, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for financial accounting services may prove insufficient to cover the actual expenses.

   The Company deducts daily from the Account an annuity rate guarantee charge, which is equal on an annual basis to 0.80 percent of the daily value of the total investments of the Fund, for assuming the mortality and expense risks. These fees were $191,694 and $270,303 for the years ended December 31, 2002 and 2001, respectively.

   The Company deducts daily from the Account a financial accounting charge, which is equal on an annual basis to 0.35 percent of the daily value of the total investments of the Fund, for assuming the expense risk. These fees were $83,866 and $118,258 for the years ended December 31, 2002 and 2001, respectively.

   An annual contract administrative charge of $30 is deducted from the accumulated value of each contract on the contract anniversary or on the date of surrender if it occurs between contract anniversaries. This fee does not apply to contracts for individual retirement accounts, or to contracts which at the end of any contract anniversary have received at least $1,200 of payments and in which the accumulated value is at least $20,000. These fees were $5,139 and $4,846 for the years ended December 31, 2002 and 2001, respectively. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY

   The Company deducts a contingent deferred sales charge of 6 percent on any amounts withdrawn which are in excess of 10 percent of the contract's accumulated value on the date of the first withdrawal during the respective year, except that no such charge is made for withdrawals of purchase payments received 72 months prior to the date of withdrawal and no such charge is made if the withdrawal amount is applied to a settlement option after the contract has been in force for five years or if the contract contains life contingencies. These fees were $77,041 and $39,424 for the years ended December 31, 2002 and 2001, respectively and are recorded as a redemption in the accompanying statements of changes in net assets.

5) FINANCIAL HIGHLIGHTS

   Beginning in 2001, disclosure of certain financial highlights became a new requirement. The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. The investment income ratio is the ratio of income dividends (including short-term capital gains) to the average daily net assets.

                                                                                                           INVESTMENT    EXPENSES
                                                                                 NET ASSETS      TOTAL       INCOME      AS % OF
                                                        UNITS      UNIT VALUE      (000S)       RETURN        RATIO     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Bond
   December 31, 2002..........................         958,878      $3.46          3,315        6.41%        6.11%       1.15%
   December 31, 2001..........................       1,234,013      $3.25          4,009        4.52%        3.81%       1.15%
Capital Growth
   December 31, 2002..........................       3,035,100      $4.39         13,321      -30.01%        0.35%       1.15%
   December 31, 2001..........................       3,837,966      $6.27         24,067      -20.29%        1.27%       1.15%
Growth and Income
   December 31, 2002..........................         822,189      $1.05            867      -24.02%        1.01%       1.15%
   December 31, 2001..........................       1,066,147      $1.39          1,480      -12.33%        1.24%       1.15%
Money Market
   December 31, 2002..........................         170,206      $2.23            380        0.31%        1.45%       1.15%
   December 31, 2001..........................         122,892      $2.22            274        2.77%        4.16%       1.15%

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================
TO THE BOARD OF DIRECTORS OF WASHINGTON NATIONAL INSURANCE COMPANY AND CONTRACT OWNERS OF SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY.

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of the Separate Account I of Washington National Insurance Company (the "Account") at December 31, 2002, the results of its operations and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "Financial Statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2002 by correspondence with the fund, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
February 7, 2003

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                                                                               7

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8

================================================================================
               SEPARATE ACCOUNT 1 OF
               WASHINGTON NATIONAL INSURANCE COMPANY

               SPONSOR
               Washington National Insurance Company - Carmel, Indiana.

               INDEPENDENT PUBLIC ACCOUNTANTS
               PricewaterhouseCoopers LLP - Indianapolis, Indiana.

 WASHINGTON NATIONAL INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED SUBSIDIARY OF
       CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL,
      INDIANA. CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE
       AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS,
           HELPING 13 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.

                                           WASHINGTON NATIONAL INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                  (C) 2002 Washington National Insurance Company

                                                                 WWW.CONSECO.COM

INSURANCE INVESTMENTS LENDING

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